Share Capital and Treasury Shares - Summary of Treasury shares (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Total Consideration Net Of Expense For Treasury Shares Reissued Explanatory [Abstract]
Exercise price paid by employees	$ 0	$ 524	$ 0
Value of employee services	0	131	0
Total net consideration	$ 0	$ 655	$ 0